245 Summer Street

Fidelity® Investments

Boston, MA 02210

February 14, 2023

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319

Fidelity Disruptive Automation ETF

Fidelity Disruptive Communications ETF

Fidelity Disruptive Finance ETF

Fidelity Disruptive Medicine ETF

Fidelity Disruptive Technology ETF

Fidelity Disruptors ETF

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust